iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .7%
ANZ Group Holdings Ltd. ................... 54,705 $ 1,385,090
Aristocrat Leisure Ltd. ...................... 7,387 265,418
ASX Ltd. .............................. 2,921 97,025
Brambles Ltd. ........................... 14,466 172,286
Cochlear Ltd. ........................... 2,379 171,355
Commonwealth Bank of Australia .............. 24,818 2,941,312
Computershare Ltd. ....................... 9,108 225,688
CSL Ltd. ............................... 6,049 420,110
Evolution Mining Ltd. ...................... 22,628 199,340
Goodman Group ......................... 54,188 1,231,397
Lynas Rare Earths Ltd.
(a)
.................... 19,401 266,734
Macquarie Group Ltd. ...................... 5,278 905,067
Medibank Pvt Ltd. ........................ 31,555 108,677
National Australia Bank Ltd. .................. 54,491 1,462,574
Northern Star Resources Ltd. ................. 29,553 402,826
QBE Insurance Group Ltd. .................. 14,696 238,818
REA Group Ltd. .......................... 1,073 114,783
Scentre Group ........................... 385,687 1,059,600
Sigma Healthcare Ltd. ..................... 171,700 362,205
Stockland .............................. 152,390 447,869
Suncorp Group Ltd. ....................... 20,095 250,602
Transurban Group ........................ 216,406 2,327,496
Vicinity Ltd. ............................. 594,991 1,080,074
Wesfarmers Ltd. ......................... 25,395 1,453,249
Westpac Banking Corp. .................... 38,373 992,157
Xero Ltd.
(a)
............................. 275 14,943
18,596,695
a
Austria  —  0 .3%
Erste Group Bank AG ...................... 5,082 605,761
Raiffeisen Bank International AG .............. 1,424 81,742
Verbund AG ............................ 5,847 392,514
1,080,017
a
Belgium  —  1 .5%
Anheuser-Busch InBev SA/N.V. ............... 17,586 1,408,069
Argenx SE
(a)
............................ 492 411,279
D'ieteren Group .......................... 948 189,116
Elia Group SA/N.V. , Class B ................. 4,476 695,778
Financiere de Tubize SA .................... 463 121,317
Groupe Bruxelles Lambert N.V. ............... 1,245 117,225
KBC Group N.V. ......................... 5,693 755,466
Lotus Bakeries N.V. ....................... 23 294,765
Sofina SA .............................. 390 101,201
UCB SA ............................... 2,838 833,312
4,927,528
a
Canada  —  13 .7%
Agnico Eagle Mines Ltd. .................... 11,083 2,037,732
Alamos Gold, Inc. , Class A .................. 17,804 730,420
AtkinsRealis Group, Inc. .................... 5,847 350,994
Bank of Montreal ......................... 6,925 1,124,807
BCE, Inc. .............................. 16,657 420,216
Brookfield Asset Management Ltd. , Class A ....... 3,602 174,215
CAE, Inc.
(a)
............................. 11,545 298,873
Cameco Corp. ........................... 5,859 658,338
Canadian Imperial Bank of Commerce .......... 17,700 1,932,088
CCL Industries, Inc. , Class B , NVS ............. 2,613 168,760
Celestica, Inc.
(a)
.......................... 1,604 620,134
CGI, Inc. .............................. 5,083 354,979
Constellation Software, Inc. .................. 236 483,218
Dollarama, Inc. .......................... 10,313 1,318,813
Element Fleet Management Corp. ............. 22,782 453,938
Security Shares Value
a
Canada (continued)
Equinox Gold Corp. ....................... 12,385 $ 168,888
Fairfax Financial Holdings Ltd. ................ 383 596,093
First Quantum Minerals Ltd.
(a)
................ 14,487 445,964
GFL Environmental, Inc. .................... 6,617 222,031
Gildan Activewear, Inc. ..................... 4,923 300,347
Great-West Lifeco, Inc. ..................... 12,002 700,628
Hydro One Ltd.
(b)
......................... 53,413 2,196,727
iA Financial Corp., Inc. ..................... 4,974 620,122
IGM Financial, Inc. ........................ 7,387 420,935
Intact Financial Corp. ...................... 5,586 1,097,508
Ivanhoe Mines Ltd. , Class A
(a) (c)
............... 81,969 725,958
Kinross Gold Corp. ........................ 35,400 1,075,365
Loblaw Companies Ltd. .................... 28,937 1,294,415
Lundin Gold, Inc. ......................... 4,495 300,123
Lundin Mining Corp. ....................... 37,186 1,110,738
Manulife Financial Corp. .................... 43,305 1,656,311
Metro, Inc. , Class A ....................... 8,619 553,094
National Bank of Canada ................... 6,155 898,885
Pan American Silver Corp. ................... 11,312 645,990
Power Corp. of Canada .................... 17,854 1,079,153
RB Global, Inc. .......................... 1,689 179,687
Restaurant Brands International, Inc. ............ 6,657 498,074
Rogers Communications, Inc. , Class B , NVS ...... 11,682 450,791
Royal Bank of Canada ..................... 24,886 4,773,404
Shopify, Inc. , Class A
(a)
..................... 15,615 1,862,157
Stantec, Inc. ............................ 8,190 618,832
Sun Life Financial, Inc. ..................... 18,210 1,308,705
TFI International, Inc. ...................... 824 127,116
Thomson Reuters Corp. .................... 4,399 381,428
TMX Group Ltd. .......................... 14,390 538,483
Toromont Industries Ltd. .................... 1,227 202,377
Toronto-Dominion Bank (The) ................ 30,013 3,434,193
Wheaton Precious Metals Corp. ............... 15,751 2,117,728
WSP Global, Inc. ......................... 5,077 719,062
44,448,837
a
Denmark  —  1 .6%
Carlsberg A.S. , Class B .................... 611 82,137
Coloplast A.S. , Class B ..................... 3,261 200,190
Danske Bank A.S. ........................ 1,844 96,996
Demant A.S.
(a) (c)
.......................... 2,151 83,639
DSV A.S. .............................. 3,454 864,046
Genmab A.S.
(a)
.......................... 611 160,158
Novo Nordisk A.S. , Class B .................. 47,829 2,185,552
Novonesis Novozymes B ................... 13,391 777,992
Orsted A.S.
(a) (b)
.......................... 5,567 141,878
Tryg A.S. .............................. 4,923 115,715
Vestas Wind Systems A.S. .................. 22,320 626,251
5,334,554
a
Finland  —  1 .6%
Elisa OYJ .............................. 1,154 55,349
Fortum OYJ ............................ 28,062 655,940
Kesko OYJ , Class B ....................... 44,865 1,087,428
Kone OYJ , Class B ....................... 13,350 797,938
Nokia OYJ ............................. 85,132 1,250,400
Orion OYJ , Class B ....................... 4,964 414,627
Sampo OYJ , Class A ...................... 74,515 786,472
5,048,154
a
France  —  8 .4%
Aeroports de Paris SA ..................... 2,234 299,332
Amundi SA
(b)
............................ 1,227 119,625
AXA SA ............................... 24,326 1,121,753
BioMerieux ............................. 1,003 86,745

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
BNP Paribas SA ......................... 4,370 $ 471,054
Bouygues SA ........................... 11,148 652,300
Capgemini SE ........................... 273 32,434
Covivio SA ............................. 14,697 943,964
Dassault Systemes SE ..................... 13,443 294,931
Eiffage SA ............................. 4,461 645,628
EssilorLuxottica SA ....................... 5,128 1,036,469
Eurofins Scientific SE ...................... 4,515 328,448
Gecina SA ............................. 10,488 896,517
Getlink SE ............................. 64,554 1,412,549
Hermes International SCA ................... 626 1,169,823
Ipsen SA .............................. 2,238 408,814
Kering SA .............................. 1,468 432,355
Klepierre SA ............................ 38,018 1,550,894
Legrand SA ............................ 8,188 1,407,351
L'Oreal SA ............................. 4,508 1,989,144
LVMH Moet Hennessy Louis Vuitton SE .......... 3,944 2,157,163
Pernod Ricard SA ........................ 6,617 487,458
Publicis Groupe SA ....................... 1,919 186,698
Sanofi SA .............................. 18,566 1,627,479
Sartorius Stedim Biotech .................... 919 190,361
Schneider Electric SE ...................... 12,762 4,008,328
STMicroelectronics N.V. .................... 7,947 543,836
Unibail-Rodamco-Westfield .................. 7,763 897,396
Vinci SA ............................... 12,891 1,874,844
27,273,693
a
Germany  —  5 .8%
Allianz SE , Registered ..................... 6,504 2,882,285
Beiersdorf AG ........................... 2,748 220,931
Commerzbank AG ........................ 5,104 219,716
Deutsche Bank AG , Registered ............... 23,282 754,456
Deutsche Boerse AG ...................... 2,613 752,835
Deutsche Post AG ........................ 5,433 323,575
Deutsche Telekom AG , Registered ............. 34,508 1,158,609
Hannover Rueck SE ....................... 796 214,952
Hensoldt AG
(c)
........................... 4,816 499,996
Infineon Technologies AG ................... 24,337 2,307,524
Merck KGaA ............................ 2,921 444,851
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 2,318 1,217,346
QIAGEN N.V. ........................... 6,180 227,883
Rational AG ............................ 457 349,673
Rheinmetall AG .......................... 784 1,180,363
SAP SE ............................... 15,464 2,797,351
Scout24 SE
(b)
........................... 457 38,436
Siemens AG , Registered .................... 7,518 2,357,194
Symrise AG , Class A ...................... 2,921 268,490
Talanx AG .............................. 781 93,420
Vonovia SE ............................. 17,084 425,796
18,735,682
a
Hong Kong  —  2 .0%
AIA Group Ltd. .......................... 187,200 1,963,686
CK Asset Holdings Ltd. ..................... 41,500 250,562
Futu Holdings Ltd. , ADR .................... 919 95,640
Henderson Land Development Co. Ltd. .......... 214,000 844,892
Hong Kong Exchanges & Clearing Ltd. .......... 18,400 939,503
MTR Corp. Ltd. .......................... 246,000 989,837
Sino Land Co. Ltd. ........................ 312,000 470,167
Sun Hung Kai Properties Ltd. ................. 24,500 411,471
Techtronic Industries Co. Ltd. ................. 28,500 423,099
6,388,857
a
Security Shares Value
a
Ireland  —  0 .1%
Kerry Group PLC , Class A ................... 1,611 $ 138,029
Kingspan Group PLC ...................... 1,432 130,899
268,928
a
Israel  —  1 .4%
Azrieli Group Ltd. ......................... 5,402 892,576
Bank Leumi Le-Israel BM ................... 9,387 237,501
Check Point Software Technologies Ltd.
(a)
........ 919 124,111
Cyberark Software Ltd.
(a)
.................... 295 13,275
Elbit Systems Ltd. ........................ 750 683,070
Enlight Renewable Energy Ltd.
(a)
.............. 9,556 1,023,833
Nova Ltd.
(a)
............................. 860 447,404
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 19,052 672,917
Tower Semiconductor Ltd.
(a)
.................. 1,585 449,689
4,544,376
a
Italy  —  3 .0%
Banca Monte dei Paschi di Siena SpA ........... 17,392 187,053
Banco BPM SpA ......................... 61,014 958,600
BPER Banca SpA ........................ 28,937 391,753
Davide Campari-Milano N.V. ................. 35,178 229,484
Ferrari N.V. ............................. 2,838 975,168
FinecoBank Banca Fineco SpA ............... 16,160 394,290
Generali ............................... 2,489 112,093
Intesa Sanpaolo SpA ...................... 97,541 659,188
Moncler SpA ............................ 6,821 442,158
Poste Italiane SpA ........................ 10,627 313,825
Recordati Industria Chimica e Farmaceutica SpA ... 10,897 654,401
Terna - Rete Elettrica Nazionale ............... 160,846 1,847,984
UniCredit SpA ........................... 27,325 2,358,393
Unipol Assicurazioni SpA .................... 4,010 99,140
9,623,530
a
Japan  —  18 .3%
Advantest Corp. .......................... 12,800 2,092,741
Ajinomoto Co., Inc. ........................ 1,800 58,160
Asics Corp. ............................. 15,600 473,896
Astellas Pharma, Inc. ...................... 62,400 888,818
Bandai Namco Holdings, Inc. ................. 15,600 355,884
Capcom Co. Ltd. ......................... 1,800 34,087
Central Japan Railway Co. .................. 46,800 1,023,636
Chiba Bank Ltd. (The) ...................... 15,400 225,155
Chugai Pharmaceutical Co. Ltd. ............... 15,600 771,520
Daifuku Co. Ltd. .......................... 8,300 379,418
Daiichi Sankyo Co. Ltd. ..................... 31,200 525,113
Daiwa Securities Group, Inc. ................. 31,200 293,691
Disco Corp. ............................. 2,300 938,480
East Japan Railway Co. .................... 49,900 1,062,834
Eisai Co. Ltd. ........................... 7,100 176,527
FANUC Corp. ........................... 31,200 1,532,907
Fast Retailing Co. Ltd. ..................... 3,300 1,710,180
Fujikura Ltd. ............................ 15,600 464,888
Fujitsu Ltd. ............................. 18,100 385,531
Hitachi Ltd. ............................. 7,500 242,771
Hoya Corp. ............................. 7,800 1,324,651
Ibiden Co. Ltd. ........................... 1,200 172,522
Japan Exchange Group, Inc. ................. 31,200 381,147
Japan Post Bank Co. Ltd. ................... 46,800 901,892
KDDI Corp. ............................. 15,600 268,171
Keyence Corp. .......................... 4,800 2,412,167
Kikkoman Corp. .......................... 15,600 136,444
Kioxia Holdings Corp.
(a)
..................... 3,600 1,482,437
Konami Group Corp. ...................... 1,300 154,422
Kyocera Corp. ........................... 31,200 682,189

iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Kyowa Kirin Co. Ltd. ....................... 15,600 $ 245,145
Lasertec Corp. .......................... 2,000 505,688
Makita Corp. ............................ 15,600 541,428
Mitsubishi Estate Co. Ltd. ................... 31,200 788,353
Mitsubishi UFJ Financial Group, Inc. ............ 161,200 3,029,569
Mitsui Fudosan Co. Ltd. .................... 46,800 447,986
Mizuho Financial Group, Inc. ................. 31,200 1,402,314
MS&AD Insurance Group Holdings, Inc. ......... 15,600 417,471
Murata Manufacturing Co. Ltd. ................ 39,700 2,500,491
NEC Corp. ............................. 19,700 510,622
Nexon Co. Ltd. .......................... 5,600 78,722
Nintendo Co. Ltd. ......................... 15,900 711,507
Nippon Building Fund, Inc. ................... 1,073 858,252
Nippon Paint Holdings Co. Ltd. ................ 15,600 103,425
Nitto Denko Corp. ........................ 7,600 142,423
Nomura Holdings, Inc. ..................... 31,200 251,445
Obic Co. Ltd. ............................ 7,800 196,530
Olympus Corp. .......................... 23,600 264,577
Oriental Land Co. Ltd. ..................... 15,600 224,338
ORIX Corp. ............................. 31,200 1,216,772
Otsuka Holdings Co. Ltd. ................... 8,400 617,148
Pan Pacific International Holdings Corp. ......... 15,600 85,708
Rakuten Group, Inc.
(a)
...................... 46,800 218,767
Recruit Holdings Co. Ltd. ................... 19,800 1,324,039
Renesas Electronics Corp. .................. 40,900 1,138,562
Resona Holdings, Inc. ..................... 15,600 199,140
Ryohin Keikaku Co. Ltd. .................... 15,600 380,340
Sanrio Co. Ltd. .......................... 35,400 190,309
SBI Holdings, Inc. ........................ 31,200 570,801
SCREEN Holdings Co. Ltd. .................. 7,600 530,153
Secom Co. Ltd. .......................... 200 7,974
Shin-Etsu Chemical Co. Ltd. ................. 25,300 1,228,130
Shionogi & Co. Ltd. ....................... 61,000 1,147,277
SMC Corp. ............................. 2,200 956,837
SoftBank Group Corp. ..................... 53,400 2,512,046
Sompo Holdings, Inc. ...................... 22,300 824,033
Sony Group Corp. ........................ 97,500 2,103,093
Sumitomo Mitsui Financial Group, Inc. ........... 50,700 1,849,175
Sumitomo Realty & Development Co. Ltd. ........ 30,200 704,363
T&D Holdings, Inc. ........................ 8,300 218,320
Takeda Pharmaceutical Co. Ltd. ............... 45,100 1,439,640
TDK Corp. ............................. 31,200 808,152
Terumo Corp. ........................... 15,600 234,576
Toho Co. Ltd. ........................... 3,000 23,150
Tokio Marine Holdings, Inc. .................. 31,200 1,385,479
Tokyo Electron Ltd. ....................... 6,700 2,247,009
Yokohama Financial Group, Inc. ............... 31,200 317,954
59,251,512
a
Netherlands  —  4 .6%
Adyen N.V.
(a) (b)
........................... 303 331,896
ASM International N.V. ..................... 699 729,347
ASML Holding N.V. ....................... 5,892 9,526,968
BE Semiconductor Industries N.V. ............. 1,776 588,044
Coca-Cola Europacific Partners PLC ............ 6,045 548,221
DSM-Firmenich AG ....................... 1,128 94,787
EXOR N.V. ............................. 2,921 227,478
InPost SA
(a)
............................. 26,826 480,884
NN Group N.V. .......................... 11,247 938,858
Prosus N.V.
(a)
........................... 26,633 1,211,257
Universal Music Group N.V. .................. 1,870 41,974
Wolters Kluwer N.V. ....................... 793 56,380
14,776,094
a
Security Shares Value
a
New Zealand  —  0 .3%
Auckland International Airport Ltd. ............. 124,061 $ 614,411
Contact Energy Ltd. ....................... 26,677 152,407
Fisher & Paykel Healthcare Corp. Ltd. ........... 12,464 278,335
1,045,153
a
Norway  —  1 .4%
DNB Bank ASA .......................... 44,024 1,369,076
Gjensidige Forsikring ASA ................... 22,188 612,067
Kongsberg Gruppen ASA ................... 3,075 110,443
Mowi ASA .............................. 46,212 1,018,209
Orkla ASA .............................. 22,320 235,229
Salmar ASA ............................ 15,308 951,023
Telenor ASA ............................ 8,639 141,173
4,437,220
a
Portugal  —  0 .5%
EDP Renovaveis SA ....................... 55,879 923,944
EDP SA ............................... 145,822 742,620
1,666,564
a
Singapore  —  1 .5%
CapitaLand Ascendas REIT .................. 561,582 1,100,572
CapitaLand Integrated Commercial Trust ......... 1,021,710 1,818,597
CapitaLand Investment Ltd. .................. 68,200 135,684
DBS Group Holdings Ltd. ................... 14,200 699,461
Grab Holdings Ltd. , Class A
(a)
................. 80,523 285,051
Sea Ltd. , ADR
(a)
.......................... 6,059 548,521
Singapore Exchange Ltd. ................... 26,097 447,398
5,035,284
a
Spain  —  3 .6%
Aena SME SA
(b)
.......................... 52,479 1,522,736
Amadeus IT Group SA ..................... 7,748 494,260
Banco Bilbao Vizcaya Argentaria SA ............ 59,881 1,398,620
Banco Santander SA ...................... 214,633 2,684,166
CaixaBank SA ........................... 49,268 665,195
Cellnex Telecom SA
(b)
...................... 2,459 82,285
Ferrovial N.V. ........................... 25,462 1,741,566
Iberdrola SA ............................ 87,636 1,989,498
Redeia Corp. SA ......................... 59,596 1,023,923
11,602,249
a
Sweden  —  3 .6%
AddTech AB , Class B ...................... 2,767 98,622
Assa Abloy AB , Class B .................... 7,728 277,502
Atlas Copco AB , Class A .................... 49,521 946,906
Atlas Copco AB , Class B .................... 48,974 829,009
Epiroc AB , Class A ........................ 16,537 489,221
Epiroc AB , Class B ........................ 9,245 236,037
Evolution AB
(a) (b)
.......................... 217 16,288
Fastighets AB Balder , Class B
(a)
............... 6,198 35,502
H & M Hennes & Mauritz AB , Class B ........... 10,423 184,933
Hexagon AB , Class B ...................... 62,056 569,333
Industrivarden AB , Class A .................. 2,208 125,224
Industrivarden AB , Class C .................. 6,810 372,372
Indutrade AB ............................ 3,691 77,150
Investor AB , Class B ....................... 25,602 1,052,023
Nibe Industrier AB , Class B .................. 41,481 162,126
Nordea Bank Abp ........................ 37,714 722,596
Saab AB , Class B ........................ 4,897 301,809
Sagax AB , Class B ........................ 14,088 253,971
Sandvik AB ............................. 21,406 870,587
Skandinaviska Enskilda Banken AB , Class A ...... 36,167 722,788
Spotify Technology SA
(a)
.................... 1,858 924,690
Svenska Cellulosa AB SCA , Class B ............ 41,928 461,211
Svenska Handelsbanken AB , Class A ........... 45,600 673,077

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
Swedbank AB , Class A ..................... 7,089 $ 261,760
Tele2 AB , Class B ........................ 22,012 413,153
Telefonaktiebolaget LM Ericsson , Class B ........ 37,575 489,986
Trelleborg AB , Class B ..................... 4,327 188,513
11,756,389
a
Switzerland  —  10 .0%
ABB Ltd. , Registered ...................... 39,337 4,206,200
Alcon AG .............................. 7,576 504,087
Banque Cantonale Vaudoise , Registered ......... 2,505 376,940
Belimo Holding AG , Registered ............... 303 319,824
BKW AG .............................. 4,668 883,254
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 11 131,132
Chocoladefabriken Lindt & Spruengli AG , Registered . 5 611,748
EMS-Chemie Holding AG , Registered ........... 163 148,726
Galderma Group AG ....................... 3,699 782,528
Geberit AG , Registered ..................... 1,471 963,786
Givaudan SA , Registered ................... 260 964,621
Julius Baer Group Ltd. ..................... 4,668 381,870
Logitech International SA , Registered ........... 2,677 325,322
Lonza Group AG , Registered ................. 1,001 639,351
Novartis AG , Registered .................... 31,845 4,789,808
Partners Group Holding AG .................. 457 482,167
Roche Holding AG , Bearer .................. 457 196,549
Roche Holding AG , NVS .................... 10,340 4,350,556
Sandoz Group AG ........................ 8,827 742,249
Schindler Holding AG , Participation Certificates , NVS 1,716 577,681
Schindler Holding AG , Registered .............. 848 277,552
SGS SA , Registered ....................... 919 104,449
Sika AG , Registered ....................... 2,457 479,565
Sonova Holding AG , Registered ............... 984 259,747
Straumann Holding AG , Registered ............. 2,767 334,380
Swiss Life Holding AG , Registered ............. 611 663,342
Swiss Prime Site AG , Registered .............. 9,770 1,637,722
Swiss Re AG ............................ 5,385 806,869
Swisscom AG , Registered ................... 765 654,796
UBS Group AG , Registered .................. 47,417 2,239,308
VAT Group AG
(b)
......................... 1,129 881,508
Zurich Insurance Group AG .................. 2,580 1,832,157
32,549,794
a
United Kingdom  —  10 .0%
3i Group PLC ........................... 27,014 820,410
Admiral Group PLC ....................... 4,769 211,021
Antofagasta PLC ......................... 37,830 2,083,957
AstraZeneca PLC ........................ 22,946 4,260,256
Aviva PLC ............................. 119,470 983,398
Barclays PLC ........................... 294,324 1,798,043
Bunzl PLC ............................. 10,999 347,746
Coca-Cola HBC AG , Class DI
(a)
............... 915 52,488
Compass Group PLC ...................... 6,156 197,425
Diageo PLC ............................ 43,765 897,119
Experian PLC ........................... 11,636 401,834
Fresnillo PLC ........................... 8,706 382,536
GSK PLC .............................. 69,980 1,769,558
Haleon PLC ............................ 160,741 725,653
Halma PLC ............................. 14,165 890,382
HSBC Holdings PLC ...................... 232,632 4,368,417
Informa PLC ............................ 43,157 468,879
Intertek Group PLC ....................... 457 32,481
Land Securities Group PLC .................. 63,115 532,853
Legal & General Group PLC ................. 232,051 844,663
Lloyds Banking Group PLC .................. 1,080,171 1,477,495
London Stock Exchange Group PLC ............ 4,370 528,767
Security Shares Value
a
United Kingdom (continued)
NatWest Group PLC ....................... 85,915 $ 690,992
Next PLC .............................. 5,226 926,895
Pearson PLC ........................... 12,312 183,011
Prudential PLC .......................... 19,893 283,029
Reckitt Benckiser Group PLC ................. 5,619 345,800
RELX PLC ............................. 24,009 783,510
Rentokil Initial PLC ........................ 56,697 340,685
Schroders PLC .......................... 21,729 170,229
Segro PLC ............................. 99,632 965,814
Severn Trent PLC ........................ 30,555 1,218,347
Smith & Nephew PLC ...................... 16,511 246,104
Spirax Group PLC ........................ 4,307 401,071
Sunbelt Rentals Holdings, Inc. ................ 16,077 1,260,039
United Utilities Group PLC ................... 33,869 613,017
Wise Group PLC , Class A
(a)
.................. 5,894 73,838
32,577,762
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(a)
................. 2,292 529,658
a
Total Common Stocks — 99.1%
(Cost: $ 272,268,463 ) ................................ 321,498,530
a
Preferred Stocks
Germany  —  0 .0%
Sartorius AG , Preference Shares , NVS .......... 611 174,158
a
Total Preferred Stocks — 0.0%
(Cost: $ 155,644 ) ................................... 174,158
a
Rights
Spain  —  0 .0%
EDP Renewables SA (Expires 06/08/26 )
(a)
........ 50,259 7,269
a
Total Rights — 0.0%
(Cost: $ 7,317 ) ..................................... 7,269
a
Total Long-Term Investments — 99.1%
(Cost: $ 272,431,424 ) ................................ 321,679,957
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 1,281,619 1,282,004
a
Total Short-Term Securities — 0.4%
(Cost: $ 1,281,950 ) .................................. 1,282,004
Total Investments —  99.5%
(Cost: $ 273,713,374 ) ................................ 322,961,961
Other Assets Less Liabilities — 0 .5% ...................... 1,498,242
Net Assets — 100.0% ................................. $ 324,460,203
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,012,775  $ 269,405
(a)
$ —  $ (222) $ 46  $ 1,282,004  1,281,619  $ 6,272
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
..... 20,000  —  (20,000)
(a)
—  —  —  —  3,633  —
$ —  $ (222) $ 46
$ 1,282,004
$ 9,905  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
STOXX Europe 600 Index ................................................................ 55 06/19/26 $ 2,010 $ 45,118
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Hong Kong Exchanges & Clearing Ltd. ..... Goldman Sachs Bank USA USD 100,953 08/19/26 0.55% HONIA Monthly $ (3,939)
Redeia Corp. SA .................... BNP Paribas 17,401 03/31/28 0.26% 1D ESTR Monthly 399
Redeia Corp. SA .................... JPMorgan Chase Bank NA 177,714 02/11/27 0.28% 1D ESTR Monthly 1,828
Total long positions of equity swaps (1,712)
Net dividends and financing fees (755)
Total equity swap contracts including dividends and financing fees $ (2,467)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 56,127,293  $ 265,371,237  $ —  $ 321,498,530
Preferred Stocks ......................................... —  174,158  —  174,158
Rights ................................................ 7,269  —  —  7,269
Short-Term Securities
Money Market Funds ...................................... 1,282,004  —  —  1,282,004
$ 57,416,566  $ 265,545,395  $ —  $ 322,961,961
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 45,118  $ 2,227  $ —  $ 47,345
Liabilities
Equity Contracts ........................................... —  (4,694) —  (4,694)
$ 45,118  $ (2,467) $ —  $ 42,651
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
1D ESTR EUR - 1D Euro Short Term Rate
HONIA HKD - Overnight Index Average
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)